Deferred Investment Consideration Payable (Tables)	6 Months Ended
Sep. 30, 2025
Deferred Investment Consideration Payable [Abstract]
Schedule of Deferred Investment Consideration Payable
	September 30,	March 31,
	2025	2025
	(Unaudited)
Deferred investment consideration payable	$7,500,000	$7,500,000